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PSIE-1-201
PSIE-1-201x

                      JP MORGAN INTERNATIONAL EQUITY FUNDS
                        SUPPLEMENT DATED MARCH 19, 2001
                       PROSPECTUS DATED FEBRUARY 28, 2001

THE FLEMING INTERNATIONAL EQUITY GROWTH FUND AND THE FLEMING PACIFIC REGION FUND ARE CLOSED TO INVESTORS.

                                                                     PSIE(S)-301